Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Average required reserve balance	$ 44.2	$ 40.3
Historical loss period used in estimating loan loss reserve	84 months
Reserve coverage period in historical losses	1 year 11 months 26 days	1 year 11 months 22 days
Compensating Balance, Amount	$ 0.0
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses	2 years 6 months 8 days	2 years 3 months 12 days